Other Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2025
Other Receivables, Net [Abstract]
Schedule of Other Receivables, Net

Other receivables, net consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Advances to staff (i)	2,533	2,270
Rental deposits	8,134	5,439
Loan receivable to third parties (ii)	743,793	804,834
Consideration receivable from disposal of long-term investments(iii)	—	816,653
Receivables consideration from share issuance(iv)	—	234,688
Other	1,305	2,165
Less: Allowance for expected credit losses - other receivables	(47,142)	(1,577,710)
Other receivables, net	708,623	288,339
The following table summarizes the movement of the Group’s allowance for expected credit losses of other receivable:
Balance at the beginning of the year	3,028	47,142
Write-off	(1,469)	—
Current period allowance for expected credit losses	45,583	1,530,568
Balance at the end of the year	47,142	1,577,710

(i)	Amount represented advances to staffs or entrepreneurial agents of the Group for daily business operations, which are unsecured, interest-free and repayable on demand.

(ii)	Amount mainly represented 1) term-loan (matures in June 2025 with extension) to Sichuan Tianyi Real Estate Development Co., Ltd. (“Sichuan Tianyi”) of RMB65,000 and RMB25,000 as of December 31, 2024 and 2025 respectively, and corresponding interest receivable of RMB4,089 and RMB2,016 as of December 31, 2024 and 2025, respectively. The loan is guaranteed by the ultimate controlling owner of Sichuan Tianyi, whom is jointly liable, with the interest rate of 6% per annum; 2) term-loan (matured in 2025) to a third party company principally engaged in provision of education service of RMB670,300 and RMB670,300 as of December 31, 2024 and 2025, respectively, with the interest rate of 5% per annum, and corresponding interest receivable of RMB5,782 and RMB33,515 as of December 31, 2024 and 2025, respectively; 3) term-loan (matures in 2026) to a third party company of RMB12,000 as of December 31, 2025, with the interest rate of 3% per annum; and 4)) term-loan (matured in March 2026) to third parties of RMB40,000 as of December 31, 2025, with the interest rate of 5% per annum. Based on the Group’s evaluation of the collectibility of all term loan receivables, a full provision amounting to RMB 804,834 was accrued as at December 31, 2025.

(iii)

Amount as of December 31, 2025 primarily represented:1) the outstanding receivable of RMB47,630 from the divestiture of subsidiaries, of which RMB38,240 was settled in April 2026; 2) the receivable from third-party investment firms as the Group transferred 53,466,331 Class A ordinary shares of BGM to third-party investment firms in May 2025. The shares transfer consideration is to be settled in two equal installments within two years. Following the assessment on the recoverability of outstanding receivables, the Group recorded a provision of RMB 772,153 as of December 31, 2025.

(iv)	Amount mainly represented subscription consideration receivable in connection with the share issuance completed in 2025, which was fully settled in April 2026.